Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000015968
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Defensive Strategy Fund, Class F Shares
C000015969
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Defensive Strategy Fund, Class I Shares
C000015961
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Defensive Strategy Allocation Fund, Class F Shares
C000015964
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Strategy Fund, Class F Shares
C000093799
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Strategy Fund, Class D Shares
C000015965
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Strategy Fund, Class I Shares
C000015959
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Conservative Strategy Allocation Fund, Class F Shares
C000015956
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Strategy Fund, Class F Shares
C000093798
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Strategy Fund, Class D Shares
C000015957
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Strategy Fund, Class I Shares
C000015963
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Moderate Strategy Allocation Fund, Class F Shares
C000015946
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aggressive Strategy Fund, Class F Shares
C000093796
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aggressive Strategy Fund, Class D Shares
C000015947
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aggressive Strategy Fund, Class I Shares
C000015958
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Tax-Managed Aggressive Strategy Fund, Class F Shares
C000015966
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Market Strategy Fund, Class F Shares
C000015967
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Market Strategy Fund, Class I Shares
C000015960
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Market Strategy Allocation Fund, Class F Shares
C000015954
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Growth Strategy Fund, Class F Shares
C000093797
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Growth Strategy Fund, Class D Shares
C000015955
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Growth Strategy Fund, Class I Shares
C000015962
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Market Growth Strategy Allocation Fund, Class F Shares
Without Sales Load [Member] | C000015968
Average Annual Return [Line Items]
Average Annual Return, Percent		5.06%	3.10%	2.88%
Without Sales Load [Member] | C000015969
Average Annual Return [Line Items]
Average Annual Return, Percent		4.80%	2.82%	2.61%
Without Sales Load [Member] | C000015961
Average Annual Return [Line Items]
Average Annual Return, Percent		4.00%	3.08%	2.71%
Without Sales Load [Member] | C000015964
Average Annual Return [Line Items]
Average Annual Return, Percent		6.54%	3.66%	3.71%
Without Sales Load [Member] | C000093799
Average Annual Return [Line Items]
Average Annual Return, Percent		5.84%	2.88%	2.93%
Without Sales Load [Member] | C000015965
Average Annual Return [Line Items]
Average Annual Return, Percent		6.37%	3.43%	3.46%
Without Sales Load [Member] | C000015959
Average Annual Return [Line Items]
Average Annual Return, Percent		5.25%	5.45%	6.16%
Without Sales Load [Member] | C000015956
Average Annual Return [Line Items]
Average Annual Return, Percent		9.37%	4.23%	4.78%
Without Sales Load [Member] | C000093798
Average Annual Return [Line Items]
Average Annual Return, Percent		8.49%	3.46%	4.00%
Without Sales Load [Member] | C000015957
Average Annual Return [Line Items]
Average Annual Return, Percent		9.10%	3.99%	4.52%
Without Sales Load [Member] | C000015963
Average Annual Return [Line Items]
Average Annual Return, Percent		7.91%	6.72%	7.47%
Without Sales Load [Member] | C000015946
Average Annual Return [Line Items]
Average Annual Return, Percent		19.72%	7.06%	8.55%
Without Sales Load [Member] | C000093796
Average Annual Return [Line Items]
Average Annual Return, Percent		18.87%	6.26%	7.74%
Without Sales Load [Member] | C000015947
Average Annual Return [Line Items]
Average Annual Return, Percent		19.48%	6.80%	8.27%
Without Sales Load [Member] | C000015958
Average Annual Return [Line Items]
Average Annual Return, Percent		17.23%	8.01%	10.05%
Without Sales Load [Member] | C000015966
Average Annual Return [Line Items]
Average Annual Return, Percent		13.41%	4.60%	5.94%
Without Sales Load [Member] | C000015967
Average Annual Return [Line Items]
Average Annual Return, Percent		13.82%	4.99%	6.24%
Without Sales Load [Member] | C000015960
Average Annual Return [Line Items]
Average Annual Return, Percent		17.22%	8.00%	10.03%
Without Sales Load [Member] | C000015954
Average Annual Return [Line Items]
Average Annual Return, Percent		16.15%	5.84%	7.06%
Without Sales Load [Member] | C000093797
Average Annual Return [Line Items]
Average Annual Return, Percent		15.31%	5.05%	6.27%
Without Sales Load [Member] | C000015955
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%	5.57%	6.80%
Without Sales Load [Member] | C000015962
Average Annual Return [Line Items]
Average Annual Return, Percent		17.22%	8.01%	10.04%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[16]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		4.35%	0.31%	1.70%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[18]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[19]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[20]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[21]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[22]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.80%	12.06%	14.16%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[23]	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Average Annual Return, Percent		5.70%	3.08%	3.04%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[24]	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US
Average Annual Return, Percent		5.70%	3.08%	3.04%
80/20 ICE US 3 Mon T-Bill, ICE USHYC
Average Annual Return [Line Items]
Line Graph and Table Measure Name		80/20 ICE US 3 Mon T-Bill, ICE USHYC
Average Annual Return, Percent		4.58%	3.55%	3.05%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[25]	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		7.43%	3.38%	3.92%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[26]	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		7.43%	3.38%	3.92%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[27]	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		7.43%	3.38%	3.92%
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill
Average Annual Return, Percent		11.72%	8.11%	9.46%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[28]	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		9.95%	4.20%	5.38%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[29]	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		9.95%	4.20%	5.38%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[30]	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		9.95%	4.20%	5.38%
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[31]	60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE
Average Annual Return, Percent		13.71%	9.13%	10.58%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[32]	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return, Percent		17.40%	7.74%	9.85%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[33]	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return, Percent		17.40%	7.74%	9.85%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[34]	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg
Average Annual Return, Percent		17.40%	7.74%	9.85%
80/15/5 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[35]	80/15/5 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return, Percent		17.87%	11.12%	12.94%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[36]	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		12.49%	4.94%	6.80%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[37]	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		12.49%	4.94%	6.80%
75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[38]	75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return, Percent		17.31%	10.74%	12.55%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[39]	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		14.23%	5.81%	7.74%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[40]	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		14.23%	5.81%	7.74%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[41]	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US
Average Annual Return, Percent		14.23%	5.81%	7.74%
75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[42]	75/15/10 S&P 500, MSCI EAFE, ICE USHYC
Average Annual Return, Percent		17.31%	10.74%	12.55%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[23]	ACWI – All Country World Index
[24]	ACWI – All Country World Index
[25]	ACWI – All Country World Index
[26]	ACWI – All Country World Index
[27]	ACWI – All Country World Index
[28]	ACWI – All Country World Index
[29]	ACWI – All Country World Index
[30]	ACWI – All Country World Index
[31]	EAFE – Europe, Australasia, and the Far East
[32]	ACWI – All Country World Index
[33]	ACWI – All Country World Index
[34]	ACWI – All Country World Index
[35]	EAFE – Europe, Australasia, and the Far East
[36]	ACWI – All Country World Index
[37]	ACWI – All Country World Index
[38]	EAFE – Europe, Australasia, and the Far East
[39]	ACWI – All Country World Index
[40]	ACWI – All Country World Index
[41]	ACWI – All Country World Index
[42]	EAFE – Europe, Australasia, and the Far East